CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - JPY (¥) ¥ in Millions	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Total ORIX Corporation Shareholders' Equity	Noncontrolling Interests
Beginning Balance at Mar. 31, 2016	¥ 2,472,819	¥ 220,469	¥ 257,629	¥ 1,864,241	¥ (6,222)	¥ (25,686)	¥ 2,310,431	¥ 162,388
Contribution to subsidiaries	20,811						0	20,811
Transaction with noncontrolling interests	(37,092)		10,516		(5,187)		5,329	(42,421)
Comprehensive income, net of tax:
Net income	280,494			273,239			273,239	7,255
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	(14,926)				(14,918)		(14,918)	(8)
Net change of debt valuation adjustments	0
Net change of defined benefit pension plans	7,670				7,508		7,508	162
Net change of foreign currency translation adjustments	(5,910)				(2,725)		(2,725)	(3,185)
Net change of unrealized gains (losses) on derivative instruments	326				274		274	52
Total other comprehensive income (loss)	(12,840)						(9,861)	(2,979)
Total comprehensive income	267,654						263,378	4,276
Cash dividends	(66,426)			(61,299)			(61,299)	(5,127)
Exercise of stock options	81	55	26				81	0
Acquisition of treasury stock	(12,128)					(12,128)	(12,128)	0
Disposal of treasury stock	237		(409)			646	237	0
Adjustment of redeemable noncontrolling interests to redemption value	1,293			1,293			1,293	0
Other, net	376		376				376	0
Ending Balance at Mar. 31, 2017	2,647,625	220,524	268,138	2,077,474	(21,270)	(37,168)	2,507,698	139,927
Contribution to subsidiaries	13,830						0	13,830
Transaction with noncontrolling interests	(36,495)		(972)		(1)		(973)	(35,522)
Comprehensive income, net of tax:
Net income	321,137			313,135			313,135	8,002
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	(22,834)				(22,746)		(22,746)	(88)
Net change of debt valuation adjustments	0
Net change of defined benefit pension plans	(2,962)				(2,984)		(2,984)	22
Net change of foreign currency translation adjustments	(1,539)				(2)		(2)	(1,537)
Net change of unrealized gains (losses) on derivative instruments	779				745		745	34
Total other comprehensive income (loss)	(26,556)						(24,987)	(1,569)
Total comprehensive income	294,581						288,148	6,433
Cash dividends	(80,975)			(72,757)			(72,757)	(8,218)
Exercise of stock options	656	437	219				656	0
Acquisition of treasury stock	(39,110)					(39,110)	(39,110)	0
Disposal of treasury stock	257		(476)			733	257	0
Adjustment of redeemable noncontrolling interests to redemption value	(1,876)			(1,876)			(1,876)	0
Reclassification of change in accounting standards	0			(692)	692		0	0
Other, net	381		382	(1)			381	0
Ending Balance at Mar. 31, 2018	2,798,874	220,961	267,291	2,315,283	(45,566)	(75,545)	2,682,424	116,450
Contribution to subsidiaries	7,680						0	7,680
Transaction with noncontrolling interests	(70,483)		(10,033)		(103)		(10,136)	(60,347)
Comprehensive income, net of tax:
Net income	326,635			323,745			323,745	2,890
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	10,215				10,174		10,174	41
Net change of debt valuation adjustments	231				231		231	0
Net change of defined benefit pension plans	(7,346)				(7,289)		(7,289)	(57)
Net change of foreign currency translation adjustments	(11,863)				(11,775)		(11,775)	(88)
Net change of unrealized gains (losses) on derivative instruments	(4,118)				(4,116)		(4,116)	(2)
Total other comprehensive income (loss)	(12,881)						(12,775)	(106)
Total comprehensive income	313,754						310,970	2,784
Cash dividends	(99,232)			(88,438)			(88,438)	(10,794)
Exercise of stock options	225	150	75				225	0
Acquisition of treasury stock	(707)					(707)	(707)	0
Disposal of treasury stock	115		(233)			348	115	0
Adjustment of redeemable noncontrolling interests to redemption value	(2,131)			(2,131)			(2,131)	0
Other, net	575		525	50			575	0
Ending Balance at Mar. 31, 2019	2,953,201	221,111	257,625	2,555,585	(61,343)	(75,904)	2,897,074	56,127
Cumulative effect of adopting Accounting Standards Update | Accounting Standards Update 2014-09	759			405			405	354
Cumulative effect of adopting Accounting Standards Update | Accounting Standards Update 2016-01	0			2,899	(2,899)		0	0
Cumulative effect of adopting Accounting Standards Update | Accounting Standards Update 2016-16	3,772			3,772			3,772	0
Adjusted balance	¥ 2,803,405	¥ 220,961	¥ 267,291	¥ 2,322,359	¥ (48,465)	¥ (75,545)	¥ 2,686,601	¥ 116,804